Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - Short-term Investments - CNY (¥)
¥ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Assets
Short-term investments — Wealth management products	¥ 26,402	¥ 192,900
Level 2
Assets
Short-term investments — Wealth management products	¥ 26,402	¥ 192,900